DISCONTINUED OPERATIONS - Reconciliation of cash, cash equivalents and restricted cash reported (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
DISCONTINUED OPERATIONS
Cash, cash equivalents and restricted cash - consolidated balance sheets	$ 2,296	$ 3,244
Cash, cash equivalents and restricted cash, discontinued operations		33
Cash, cash equivalents and restricted cash - consolidated statements of cash flows	$ 2,296	$ 3,277	$ 4,690	$ 5,574